LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
LOANS RECEIVABLE, NET
4.	LOANS RECEIVABLE, NET

The loans receivable, net consists of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Loans receivable	—	58,996
Allowance for credit losses	—	(27,700)
Loans receivable, net	—	31,296

The following table summarizes the balances of loans receivable by due date as of December 31, 2019 and 2020.

	As of December 31,
	2019	2020
	RMB	RMB
Undue	—	23,107
1-14 days past due	—	1,412
15 days or greater past due	—	6,777
Loans receivable, net	—	31,296

The movement of the allowance for credit losses for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Year ended December 31,
	2018	2019	2020
			RMB
Balance at beginning of the year	—	—	—
Current year credit losses	—	—	(27,498)
Foreign currency exchange	—	—	(202)
Balance at end of the year	—	—	(27,700)